Loans and Advances to Customers - Summary of Net Loans and Advances to Customers (Detail) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Net Loans And Advances To Customers [Abstract]
Loans and advances to customers	£ 209,188	£ 210,107
Credit impairment loss allowances on loans and advances to customers	(1,141)	(1,303)
RV and voluntary termination provisions on finance leases	(49)	(54)
Net loans and advances to customers	£ 207,998	£ 208,750